Basis of presentation and general information, textual 1 (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	May 31, 2008
Basis of Presentation and General Information [Abstract]
Entity Incorporation, State Country Name	Republic of the Marshall Islands
Entity Incorporation, Date of Incorporation	Mar. 08, 1999
Common Stock Shares Authorized	200,000,000	200,000,000	100,000,000